Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and carryforwards that give rise to significant portions of deferred tax assets and liabilities consist of the following (in thousands):

	December 31,
	2015	2014
Deferred tax assets (liabilities):
Accrued expenses and reserves	$411	$273
Stock-based compensation	1,529	990
Intangibles	(88)	(14)
Property and equipment	1	4
Net operating loss carryforwards	33,577	29,967
Gross deferred tax assets	35,430	31,220
Valuation allowance	(35,430)	(31,220)
Net deferred taxes	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

The difference between the effective rate reflected in the provision for income taxes on loss before taxes and the amounts determined by applying the applicable statutory U.S. tax rate are analyzed below:

	2015		2014

Statutory tax benefit	%	(34)%	(34)
State income taxes, net of federal effects		(4)	(4)
Permanent items		—	(3)
Other		1	—
Change in deferred tax asset valuation allowance		37	41

Provision for income taxes	%	—%	—